Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Property and equipment, estimated useful lives	The estimated useful lives for the current and comparative years are as follows:

Descriptions	Depreciation method	Useful lives
Buildings	Straight-line	40 years
Other properties	Straight-line	4~5 years

Intangible assets, estimated useful lives

Amortization of intangible assets except for goodwill is calculated on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use. The residual value of intangible assets is zero. However, as there are no foreseeable limits to the periods over which club memberships are expected to be available for use, this intangible asset is determined as having indefinite useful lives and not amortized.

Descriptions	Useful lives
Software, capitalized development cost	5 years
Other intangible assets	5 years or contract periods

Investment property, estimated useful lives	The estimated useful lives for the current and comparative years are as follows:

Descriptions	Depreciation method	Useful lives
Buildings	Straight-line	40 years

Classification and measurement of financial assets under IFRS9

Contractual cash flow characteristics
Business model objectives	Principal and interest	Others
Collection of the contractual cash flows	Measured at amortized cost (*1)(“AC”)	Fair value through profit or loss (*2)
Collection of the contractual cash flows and to sale of assets	Measured at fair value through other comprehensive income (*1)(“FVOCI”)
sale of assets and others	Measured at fair value through profit or loss (“FVPL”)

(*1)	The Group may irrevocably designate a financial asset as measured at fair value through profit or loss to eliminate or significantly reduce accounting mismatch.
(*2)	The Group may make an irrevocable election for equity instruments that are not held for trading as measured at fair value through other comprehensive income.

The expected impacts on the classification and measurement of financial assets at date of initial application of IFRS9

The expected impacts on the classification and measurement of financial assets as of December 31, 2017 based on the information from the revised accounting system are as follows:

Classification by			Amount by
IAS 39		IFRS 9	IAS 39 (*1)		IFRS 9 (*1)
Due from banks	Loans and receivables	FVPL	~~W~~	902,124	833,942
		AC		19,988,001	19,988,001
Loans	Loans and receivables	FVPL		750,342	778,985
		AC		277,126,028	277,126,028
Other financial assets	Loans and receivables	AC		12,090,983	12,090,983
Trading assets (debt securities)	Fair value through profit or loss	FVPL		23,451,755	23,451,755
Trading assets (equity securities)	Fair value through profit or loss	FVPL		4,823,244	4,823,244
Trading assets (gold deposits)	Fair value through profit or loss	FVPL		189,297	189,297
Fair value through profit or loss (debt securities)	Fair value through profit or loss	FVPL		2,030,522	2,030,522
		Designated at FVPL		80,288	80,288
Fair value through profit or loss (equity securities)	Fair value through profit or loss	FVPL		1,162,553	1,162,553
		Designated at FVPL		71,803	71,803
Fair value through profit or loss (hybrid financial assets)	Fair value through profit or loss	FVPL		233,892	233,892
Available-for-sale (debt securities)	Available-for-sale	FVPL		528,745	533,452
		FVOCI		36,657,807	36,657,807
Available-for-sale (equity securities)	Available-for-sale	FVPL		4,339,979	4,350,969
		FVOCI		590,405	590,405
Held-to-maturity (debt securities)	Held-to-maturity	FVPL		565,813	529,906
		AC		24,424,867	24,424,867

Total			~~W~~	410,008,448	409,948,699

(*1)	Allowance for credit losses was excluded in the carrying amount.
(*2)	Based on IFRS 4, the Group applies the overlay approach method for financial assets related to insurance contract (Due from banks in the amount of ~~W~~902,124 millions, Available-for-sale (equity security) in the amount of ~~W~~1,972,577 millions, Available-for-sale (debt security) in the amount of ~~W~~400,978 millions, Held-to-maturity in the amount of ~~W~~565,813 millions).

Upon adoption of IFRS 9, the Group expects to make reclassification adjustments between profit or loss and other comprehensive income on the date of initial application an amount which is equal to the difference between i) the amount reported in profit or loss for the designated financial assets applying IFRS 9; and ii) the amount that would have been reported in profit or loss for the designated financial assets if the insurer had applied IAS 39.

Impairment: Financial assets and contract assets under IFRS9

Stages		Loss allowance
Stage 1	Credit risk has not increased significantly since initial recognition (*1)	12-month expected credit losses: the expected credit losses that result from default events on a financial instrument that are possible within the 12 months after the reporting date.
Stage 2	Credit risk has increased significantly since initial recognition	Lifetime expected credit losses: the expected credit losses that result from all possible default events over the expected life of a financial instrument.
Stage 3	Credit-impaired

(*1)	The Group may assume that the credit risk on a financial instrument has not increased significantly since initial recognition if the credit risk is low at the reporting date.

According to IFRS 9, the Group will only recognize the cumulative changes in lifetime expected credit losses since initial recognition as a loss allowance for financial assets impaired at its initial recognition.

The expected impacts on the allowance for loan losses at date of initial application of IFRS9

Based on management’s evaluation to date using the information from the revised accounting system as of December 31, 2017, the expected impacts on the allowance for loan losses are as follows:

Classification Under		Amount Under
IAS 39	IFRS 9	IAS 39		IFRS 9
Allowance for loan losses
Loans and receivables
Due from banks	AC	~~W~~	14,054	15,062
Loans	AC		2,307,276	2,871,986
	FVPL		3,328	—
Other financial assets	AC		49,679	51,818
Available-for-sale assets
Debt securities	FVOCI		—	18,711
Held-to-maturity assets
Debt securities	AC		—	8,824

		~~W~~	2,374,337	2,966,401

Contingent liabilities
Financial guarantee contract	Financial guarantee contract	~~W~~	36,506	37,288
Allowances for unused loan commitments and other credit risk	Allowances for unused loan commitments and other credit risk		168,006	222,499

		~~W~~	204,512	259,787